Interest	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Interest

13 - INTEREST

	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
	$	$	$

Interest income	16,334	18,526	25,892
Interest expense	(2,378)	(2,934)	(3,663)
Total	13,956	15,591	22,229